EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of equity [Abstract]
Disclosure of treasury shares [text block]
We present below the treasury stock owned by the Group entities at December 31, 2017, 2016 and 2015:

	2017	2016	2015

Atlantic Security Holding Corporation	14,620,846	14,620,846	14,620,846
Share-based compensation plans, Note 19	276,011	277,436	269,832
Others	5,151	17,255	13,155
	14,902,008	14,915,537	14,903,833

Disclosure of reserves within equity [text block]

“Other reserves” include unrealized gains (losses) on Available-for-sale investments and on cash flow hedges, net of deferred income tax and non-controlling interest. Movement was as follows:

	Net unrealized gains (losses):
	Reserve for available-for-sale investments	Reserve for cash flow hedges	Foreign exchange translation	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Balances at January 1, 2015	1,223,615	5,937	(206,166)	1,023,386
Decrease in net unrealized gains on Available-for-sale investments	(323,348)	–	–	(323,348)
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	(191,716)	–	–	(191,716)
Transfer of the impairment loss on Available-for-sale investments to profit or loss, Note 6(a)	(55,647)	–	–	(55,647)
Change from net unrealized gains on cash flow hedges, Note 12(b)(ii)	–	50,273	–	50,273
Transfer of net realized gains on cash flow hedges to profit or loss, Note 12(b)(ii)	–	(11,160)	–	(11,160)
Foreign exchange translation	–	–	270,907	270,907
Balances at December 31, 2015	652,904	45,050	64,741	762,695
Increase in net unrealized gains on Available-for-sale investments	554,869	–	–	554,869
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	(75,444)	–	–	(75,444)
Transfer of the impairment loss on Available-for-sale investments to profit or loss Note 6(a)	14,459	–	–	14,459
Change in net unrealized gains on cash flow hedges, Note 12(b)(ii)	–	(16,724)	–	(16,724)
Transfer of net realized losses on cash flow hedges to profit or loss, Note 12(b)(ii)	–	(3,676)	–	(3,676)
Foreign exchange translation	–	–	(26,448)	(26,448)
Balance at December 31, 2016	1,146,788	24,650	38,293	1,209,731
Increase in net unrealized gains on Available-for-sale investments	873,868	–	–	873,868
Transfer of net realized gains on Available-for-sale investments to profit or loss, net of realized loss	(517,006)	–	–	(517,006)
Transfer of the impairment loss on Available-for-sale investments to profit or loss Note 6(a)	766	–	–	766
Change in net unrealized gains on cash flow hedges, Note 12(b)(ii)	–	(59,709)	–	(59,709)
Transfer of net realized losses on cash flow hedges to profit or loss, Note 12(b)(ii)	–	2,278	–	2,278
Foreign exchange translation	–	–	(54,334)	(54,334)
Balance at December 31, 2017	1,504,416	(32,781)	(16,041)	1,455,594

Disclosure of analysis of other comprehensive income by item [text block]
The consolidated statement of comprehensive income includes other comprehensive income from available-for-sale investments and from derivative financial instruments used as cash flow hedges; their movements are as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)
Available-for-sale investments:
Unrealized gains (losses) on available-for-sale investments	873,868	554,869	(323,348)
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	(517,006)	(75,444)	(191,716)
Transfer of impairment losses on available-for-sale investments to profit or loss	766	14,459	(55,647)
Sub total	357,628	493,884	(570,711)
Non-controlling interest	4,120	1,799	(46,529)
Income tax	13,962	22,975	(18,503)
	375,710	518,658	(635,743)

Cash flow hedge:
Net (loss) gains on cash flow hedges	(59,709)	(16,724)	50,273
Transfer of net realized losses (gains) on cash flow hedges to profit or loss	2,278	(3,676)	(11,160)
Sub total	(57,431)	(20,400)	39,113
Non-controlling interest	(1,219)	585	–
Income tax	(18,719)	(2,294)	1,956
	(77,369)	(22,109)	41,069

Foreign exchange translation:
Exchange gains or losses	(54,334)	(26,448)	270,907
Non-controlling interest	107	(123)	–
	(54,227)	(26,571)	270,907